PROVISION FOR EMPLOYEE BENEFITS - long term provisions (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long term provision for employee benefits
Provision for post-employment benefits	₺ 104,284	₺ 27,117
Post-employment benefits
Long term provision for employee benefits
Provision for post-employment benefits	₺ 104,284	₺ 27,117	₺ 14,339